Cover	Oct. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-53166
Entity Registrant Name	MusclePharm Corporation
Entity Central Index Key	0001415684
Entity Tax Identification Number	77-0664193
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3753 Howard Hughes Parkway
Entity Address, Address Line Two	Ste 200-849
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(800)
Local Phone Number	292-3909
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false